SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - HKD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Salaries and benefits	$ 344,438	$ 126,000
Office and miscellaneous	191,533	184,221
Management and consulting fees	263,000	255,000
Professional fees	2,268,939	3,007,238
Directors’ remuneration	600,000	659,022
Depreciation	133,829	138,403
Travel and promotion	4,340
Total	$ 3,806,079	$ 4,369,884